Accounts receivable - Net:	12 Months Ended
Dec. 31, 2021
Accounts receivable - Net:
Accounts receivable - Net:

Note 6 - Accounts receivable - Net:

6.1) Accounts receivable

	December 31,
	2020		2021
Clients	Ps.	1,458,653	Ps.	2,191,439
Less: impairment provision		(346,183)		(317,664)
		1,112,470		1,873,775
Notes receivable from clients		245,757		4,463
Total accounts receivable	Ps.	1,358,227	Ps.	1,878,238

The expectation for collection of the short-term account receivable is one month in relation to the reporting date. In response to COVID-19, the Company made regular reviews of clients’ due dates in each of its countries of operation. This expectation has not been modified, according to the analysis performed by the Company as a result of the COVID-19 pandemic, which considered factors that could influence such expectation. The Company signed agreements including collection guarantees with clients facing constraints during the year, whereby it extended the payment term specifically for these clients for a period no longer than one year. (See Note 6.2).

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2020 and 2021 amounted to Ps.547,810 and Ps.1,139,818, respectively.

6.2) Notes receivable from clients

The COVID-19 pandemic has affected the travel industry, and, in some parts of the world, governments introduced travel bans and restrictions, reducing passenger traffic in 2020. The Company has agreed with several clients, whose income derives from airport services, in view of the economic recession caused by COVID-19, to extend the collection terms from 30 to 180 days guaranteed upon execution of the agreement through the signature of promissory notes, establishing monthly payments and falling due within a term no longer than a year. This agreement was entered into with clients for this single occasion in 2020, as a result of COVID-19 and does neither represent a change in the policies nor replaces the original agreed-upon agreement. Due dates for these clients will return to 30 days once the term of the agreement expires as from the second quarter of 2021. These notes are grouped within the Clients line as they represent accounts receivable from clients arising from airport services provided, which were exchanged for promissory notes to secure collection upon execution of the agreement, which may be collected in the event of default. As of December 31, 2020 and 2021, the balance of notes receivable from clients entered into by Mexico amounts to Ps.185,140 and Ps.4,463, respectively, and by Airplan as of December 31, 2020 amounts to Ps.60,617, which were settled in 2021 by customers not presenting a balance as of December 31, 2021.

The documents have the following features:

Mexico - Falling due no later than a year at the interest rate for Federal Treasury Certificates (Cetes) plus 7 points multiplied by 1.5, interest accrued in the period is not material.

Airplan - Falling due before one year at the interest rate of DTF plus four points, interest accrued in the period is not material.

These notes receivables were subject to impairment testing and analysis, and therefore, they have been grouped in the same category of risk. Considering the prospective factors of clients with which notes receivable are recorded, no expected losses were identified as regards notes receivable.

6.3) Impairment of accounts receivable

After the assessment made by the Company as regards its clients, the Company increased the consolidated impairment allowance for accounts receivable by Ps.154,417 in 2020 and decreased by Ps.28,519 in 2021.

At December 31, 2021, the total balance of unimpaired accounts receivable was Ps.1,487,553 (Ps.474,854 at December 31, 2020). These accounts refer to clients that have no recent record of noncompliance, and due to their positive performance with the company, no increase the level of credit risk was identified in our prospective assessment.

In Mexico, impairment of accounts receivable for the year 2020 and 2021 amounted to Ps.70,470 and Ps.9,331, respectively, in 2020 mainly represented by an airport client, who ceased operations, and whose total balance of accounts receivable amounts to Ps.65,452. It is expected that the routes and frequencies operated by this client, to and from our airports in Mexico, will be covered by other airlines in the next years, as the level of passenger traffic is recovered. Although the operations have increased during the year 2021 compared to the decrease during the year 2020 in the Mexican airports, in accordance with the Company’s analysis, there is neither incremental operational risk nor increase in the credit risk of accounts receivable. Difficulties faced by the aeronautical industry as a result of COVID-19 caused that some clients be under financial restructuring; however, no default has been recorded and at December 31, 2020 and 2021, in accordance with our analyses, no future noncompliance is expected, as they were able to access to financing and governmental economic aid, in the case of international airlines, which will enable them to continue meeting their financial commitments. The Company monitors the accounts receivable performance and takes measures in this regard, as it is empowered to prevent service provision if there are situations outside its policy for maturities exceeding 30 days, which keeps the level of exposure at a low risk.

In Aerostar, impairment of accounts receivable for the year 2020 increase Ps.50,842 and have applications in 2021, by Ps.36,275 mainly accounted for by international airlines, which, according to the Company’s analysis and current uncertainty, may cease some recurring international operations in the LMM Airport as a result of the decrease in international passenger traffic. traveling directly to the LMM Airport. Passengers at this airport mainly relate to domestic traffic. In 2020 and 2021 domestic traffic represented 80% y 94%, respectively. National airlines in the US benefited from government grants, as part of the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The Company expects that national airlines use the funds arising from the CARES Act to fulfill their operating commitments, including accounts receivable at December 31, 2020 and 2021. As international airlines do not benefit from governmental aid in their respective countries and together with other factors described, the Company assessed that their collection could be at risk.

In Airplan, the impairment of accounts receivable for the year 2020 increased Ps.33,105 and have applications in 2021 by Ps.1,575. Due to the temporary closure of terminals in 2020, accounts receivable in the subsidiary were significantly reduced. In accordance with the analysis performed by the Company, no new closures are expected that may lead to an incremental risk in own and client transactions. Due to the difficulties faced by the aeronautical industry as a result of COVID-19, some of our airport clients are under financial restructuring at December 31, 2020 and 2021. In accordance with our analysis, no significant future noncompliance is expected as these clients were able to access to refinancing plans and governmental aid from the Colombian Government. The Company monitors the accounts receivable performance and takes measures in this regard, as it is empowered to prevent service provision if there are situations outside its policy for maturities exceeding 30 days, which keeps the level of exposure at a low risk.

The movements in the impairment provision are as follows:

Provision for impairment at January 1, 2020	Ps.	191,766
Mexico's increase during the period		70,470
Aerostar's increase during the period		50,842
Airplan’s increase during the period		33,105
Provision for impairment at December 31, 2020	Ps.	346,183
Mexico's increase during the period	Ps.	9,331
Application of Aerostar's estimate during the period		(36,275)
Application of Airplan's estimate during the period		(1,575)
Provision for impairment at December 31, 2021	Ps.	317,664

Provision for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the provision are written off from accounts receivable when recovery is not expected.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2020 and 2021.

The expected loss rates are based on the profiles for payment of sales in a 12-month period prior to December 31, 2020 and 2021 or January 1, 2020 and 2021, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Company has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On this basis, the provision for losses as of December 31, 2020 and December 31, 2021 was determined as follows for accounts receivable and contract assets:

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2020:
Mexico	0.00%	0.02%	19.20%	100%	100%
Aerostar	5.40%	5.10%	43.70%	87.50%	100%
Airplan	0.83%	0.70%	0.83%	100%	100%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2020
At December 31, 2020
Mexico’s accounts receivables	Ps.	474,854	Ps.	59,819	Ps.	14,292	Ps.	66,816	Ps.	129,056		—
Mexico’s provision impairment				784		2,744		66,816		129,056	Ps.	199,400
Aerostar’s account receivables		444,515		60,421		3,702		4,896		55,360		—
Aerostar’s provision impairment		23,984		3,084		1,619		4,284		55,360		88,331
Airplan’s accounts receivables		—		73,865		1,610		37,214		32,233		—
Airplan’s provision impairment		—		516		110		25,593		32,233		58,452
Total estimate											Ps.	346,183

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2021:
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2021
At December 31, 2021
Mexico’s accounts receivables	Ps.	1,487,553	Ps.	44,571	Ps.	6,429	Ps.	78,432	Ps.	129,056		—
Mexico’s provision impairment				9		1,234		78,432		129,056	Ps.	208,731
Aerostar’s account receivables		140,588		98,868		63,952		772		10,734		—
Aerostar’s provision impairment		7,657		5,042		27,947		676		10,734		52,056
Airplan’s accounts receivables				82,638		561		22,807		24,478		—
Airplan’s provision impairment				9,030		561		22,807		24,478		56,877
Total estimate											Ps.	317,664

The Group limits its exposure to credit risk of accounts receivable establishing a maximum payment term of 30 days for clients. In the fiscal year ended December 31, 2021, the accounts receivable past due not impaired within the range from 1 to 90 days amounted to Ps.211,995 (Ps.189,721 in 2020). The total amount of all accounts receivable past due not impaired within a range from 1 to more than 365 days, at December 31, 2021, amounted to Ps.253,291 (Ps.217,085 in 2020).